Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (269.3)	$ 233.7	$ 117.7
Foreign currency translation adjustment	(224.1)	50.1	15.5
Reclassification of foreign currency translation adjustment into net income		(3.0)
Net change in fair value of net investment hedges (net of tax of $20.9, $5.7 and $4.2)	45.4	(9.1)	(6.6)
Net change in fair value of cash flow hedges (net of tax of $57.6, $65.8 and $6.4)	(98.7)	103.3	(10.0)
Amounts reclassified to earnings of cash flow hedges (net of tax of $2.7, $2.3 and $4.6)	(4.1)	3.8	7.0
Pension and post-retirement benefit plans (net of tax of $12.3, $10.7 and $0.2)	(23.8)	20.8	(1.3)
Amortization of prior service (credits) costs (net of tax of $1.1, $1.2 and $1.0)	(1.8)	(1.8)	(1.6)
Amortization of actuarial (gains) losses (net of tax of $0.0, $0.4 and $0.0)	(1.0)	0.8
Other comprehensive income (loss)	(308.1)	164.9	3.0
Comprehensive income (loss)	(577.4)	398.6	120.7
Comprehensive income (loss) attributable to noncontrolling interests	(462.1)
Comprehensive income (loss) attributable to Restaurant Brands International Inc	$ (115.3)	$ 398.6	$ 120.7